Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets	12 Months Ended
Dec. 31, 2023
Office Furniture and Equipment [Member] | Minimum [Member]
Schedule of Straight-line Method Over Estimated Useful Lives Assets [Line Items]
Property, Plant and Equipment, Useful Life	7.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Schedule of Straight-line Method Over Estimated Useful Lives Assets [Line Items]
Property, Plant and Equipment, Useful Life	15.00%
Computer Software and Electronic Equipment [Member]
Schedule of Straight-line Method Over Estimated Useful Lives Assets [Line Items]
Property, Plant and Equipment, Useful Life	33.00%
Laboratory Equipment [Member] | Minimum [Member]
Schedule of Straight-line Method Over Estimated Useful Lives Assets [Line Items]
Property, Plant and Equipment, Useful Life	7.00%
Laboratory Equipment [Member] | Maximum [Member]
Schedule of Straight-line Method Over Estimated Useful Lives Assets [Line Items]
Property, Plant and Equipment, Useful Life	15.00%
Leasehold Improvements [Member]
Schedule of Straight-line Method Over Estimated Useful Lives Assets [Line Items]
Property, Plant and Equipment, Useful Life	Over the shorter of the lease term (including the option) or useful life